Translation (losses)/gains (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments
Trade and other receivables	R 1,275	R 98	R 132
Trade and other payables	(891)	(372)	(354)
Foreign currency loans	(6,946)	965	(103)
Other	20	(87)	314
Translation (losses)/gains	(6,542)	604	(11)
Mining
Disclosure of operating segments
Translation (losses)/gains	(10)	(19)	(18)
Exploration and Production International
Disclosure of operating segments
Translation (losses)/gains	(560)	(79)	289
Energy
Disclosure of operating segments
Translation (losses)/gains	(360)	(337)	(45)
Base Chemicals
Disclosure of operating segments
Translation (losses)/gains	546	(124)	(5)
Performance Chemicals
Disclosure of operating segments
Translation (losses)/gains	352	51	45
Group Functions
Disclosure of operating segments
Translation (losses)/gains	R (6,510)	R 1,112	R (277)